NOTE 8 FINANCING (Detail) - Schedule of Convertible Notes (USD $)	Dec. 31, 2012	Dec. 31, 2011
Discount on note payable	$ 0	$ (20,568)
Notes payable, net of discount	2,383,015	1,918,617
Mortgage payable - Ruby Mine [Member]
Unsecured notes payable	1,774,822	1,889,185
Unsecured note payable [Member]
Unsecured notes payable	0	25,000
Discount on note payable	0	(20,568)
Notes payable, net of discount	0	4,432
Unsecured convertible notes payable #1 [Member]
Convertible notes:
Unsecured convertible notes payable	275,000	25,000
Unsecured convertible notes payable #2 [Member]
Convertible notes:
Unsecured convertible notes payable	113,000	0
Unsecured convertible notes payable #3 [Member]
Convertible notes:
Unsecured convertible notes payable	260,000	0
Unsecured convertible notes payable #4 [Member]
Convertible notes:
Unsecured convertible notes payable	126,500	0
Unsecured convertible notes payable [Member]
Discount on note payable	(166,307)	0
Notes payable, net of discount	$ 608,193	$ 25,000